Fair Value of Financial Instruments - Summary of cash equivalents and marketable securities measured at their fair value (Details) - Fair Value, Recurring [Member]	Sep. 30, 2022 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	$ 20,752,290
U.S. Treasury obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	20,752,290
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	20,752,290
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	20,752,290
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	0
Fair Value, Inputs, Level 3 [Member] | U.S. Treasury obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	0
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents and marketable securities measured at their fair value on a recurring basis	$ 0